Income taxes	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes

Income taxes

We are domiciled in The Netherlands and are taxed in The Netherlands with our other Dutch subsidiaries. Dutch companies are subject to Dutch corporate income tax at a general tax rate of 25%.

For the three months ended March 31, 2017, our income tax provision was $13.6 million, compared to $1.9 million tax provision for the prior year period. The increased income tax provision of $11.7 million was driven primarily by the impact on increased pre-tax book income and an increase in the discrete tax expense associated with foreign exchange rate fluctuations.

Dominican Republic

Taxes in the Dominican Republic are determined based upon Advance Pricing Agreements (“APA”) with The Ministry of Finance of the Dominican Republic (“The Ministry of Finance”). Historically, based upon our APAs all three of our Dominican entities were subject to the greater of an asset tax or gross receipts tax; thus, such entities have not been subject to income tax accounting under U.S. GAAP. To date, the Company’s APAs for 2016 and subsequent years have not been finalized with The Ministry of Finance, as the tax authorities in the Dominican Republic are working to finalize a Memoranda of Understanding (“MOU”) with the Association of Hotels and Tourism of the Dominican Republic, which the Company is party to, and that will provide a framework for the negotiation of the new Company APAs. As such, the Company maintains its position from the December 31, 2016 income tax provision, which contemplates the existing Dominican statutory law without consideration of an MOU and associated APA. Accordingly, the Dominican branch of Playa Cana B.V., incorporated in the Dominican Republic, is treated as an income taxpayer, and our other two Dominican-incorporated entities, Inversiones Vilazul, S.A.S and the Dominican branch of Playa Romana Mar B.V., are treated as asset taxpayers. Should the final MOU and APA result in the Dominican branch of Playa Cana B.V. being an asset tax payer for the foreseeable future, the Company would reverse the deferred tax expense recorded to date. Should the finalized MOU and APA require our other two Dominican entities to be subject to income tax the Company would need to establish income tax balances for both current and deferred tax expense.